Document and Entity Information	Aug. 30, 2021
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Period End Date	Aug. 30, 2021
Entity Registrant Name	ADVENT TECHNOLOGIES HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38742
Entity Tax Identification Number	83-0982969
Entity Address, Address Line One	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	655-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001744494
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ADN
Security Exchange Name	NASDAQ
Warrants to purchase one share of common stock, each at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50
Trading Symbol	ADNWW
Security Exchange Name	NASDAQ